Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 37,144	$ 108,490
Accounts receivable	1,177	1,068
Prepaids	2,997	5,071
Total current assets	41,318	114,629
Other long-term assets (note 8)	243	362
Capital assets (note 9)	4,344	5,483
Right-of-use assets (note 10)	1,146	1,609
Intangible assets (note 11)	3,240	3,516
Deferred tax assets (note 24)	168	454
Total assets	50,459	126,053
Current liabilities
Accounts payable and accrued liabilities (note 12)	5,968	7,343
Current portion of lease liabilities (note 13)	735	7,194
Current portion of provision (note 14)	3,400	3,957
Total current liabilities	10,103	18,494
Long-term portion of lease liabilities (note 13)	752	15,277
Long-term portion of provision (note 14)	3,290	18,238
Warrant liability (note 15)	106	1,754
Long-term debt (note 16)	0	38,311
Other long-term liabilities	0	98
Total liabilities	14,251	92,172
EQUITY
Share capital (note 17a)	979,849	979,849
Contributed surplus (note 17b)	45,973	44,109
Warrants (note 17c)	95,856	95,856
Accumulated other comprehensive loss	(3,169)	(3,010)
Deficit	(1,082,301)	(1,074,167)
Equity attributable to owners of the parent	36,208	42,637
Non-controlling interests (note 18)	0	(8,756)
Total equity	36,208	33,881
Total liabilities and equity	$ 50,459	$ 126,053